Income Taxes (Details) - Schedule of Deferred Income Tax Assets and Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Deferred Income Tax Assets And Liabilities Abstract
Tax loss carry forward	$ 905,574	$ 552,828
Credit loss provision for doubtful account - accounts receivable	261,656	228,944
Credit loss provision for doubtful account – prepayment, receivable and other current assets	70,854	71,151
Impairment provision for inventory	12,021	23,881
Valuation allowance for deferred tax assets	(1,250,105)	(876,804)
Total